Financial Risk Management and Fair Values of Financial Instruments - Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade Receivables Related to Third-Party Retail Outlet Customers (Details)
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade Receivables Related to Third-Party Retail Outlet Customers (Details) [Line Items]
Gross carrying amount	RM 32,716
Loss allowance	(6,287)
Net balance	26,429	$ 5,914
third-party retail outlet customers [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade Receivables Related to Third-Party Retail Outlet Customers (Details) [Line Items]
Gross carrying amount			RM 11,714
Loss allowance			(7,430)
Net balance			4,284
third-party retail outlet customers [Member] | 0 - 90 days [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade Receivables Related to Third-Party Retail Outlet Customers (Details) [Line Items]
Gross carrying amount	28,372		3,177
Loss allowance	RM (2,433)		RM (146)
Expected loss rate	8.60%	8.60%	4.60%
Net balance	RM 25,939	$ 5,804	RM 3,031
third-party retail outlet customers [Member] | 91 - 180 days [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade Receivables Related to Third-Party Retail Outlet Customers (Details) [Line Items]
Gross carrying amount	747		3,213
Loss allowance	RM (453)		RM (1,964)
Expected loss rate	60.60%	60.60%	61.10%
Net balance	RM 294	$ 66	RM 1,249
third-party retail outlet customers [Member] | 181 - 270 days [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade Receivables Related to Third-Party Retail Outlet Customers (Details) [Line Items]
Gross carrying amount	1,114		280
Loss allowance	RM (918)		RM (276)
Expected loss rate	82.40%	82.40%	98.60%
Net balance	RM 196	$ 44	RM 4
third-party retail outlet customers [Member] | 271 - 365 days [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade Receivables Related to Third-Party Retail Outlet Customers (Details) [Line Items]
Gross carrying amount	1,146		5,044
Loss allowance	RM (1,146)		RM (5,044)
Expected loss rate	100.00%	100.00%	100.00%
Net balance
third-party retail outlet customers [Member] | Over 1 year [Member]
Financial Risk Management and Fair Values of Financial Instruments - Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade Receivables Related to Third-Party Retail Outlet Customers (Details) [Line Items]
Gross carrying amount	1,337
Loss allowance	RM (1,337)
Expected loss rate	100.00%	100.00%
Net balance